TRADE AND OTHER RECEIVABLES (Tables) - Trade and other receivables	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of aging of trade and other receivables

	As at	As at
	December 31,	December 31,
	2021	2020
Less than one month	8,717	9,563
Between two and three months	747	1,193
Greater than three months	1,405	1,296

	10,869	12,052
Provision for expected credit losses	(2,415)	(1,755)
Trade and Other Receivables	8,454	10,297

Schedule of provision for expected credit losses

Balance as at December 31, 2019	941
Bad debt written-off	(419)
Net additional provision for doubtful debts	1,076
Provision for late interest receivable	157

Balance as at December 31, 2020	1,755
Net additional provision for doubtful debts	602
Provision for late interest receivable	58

Balance as at December 31, 2021	2,415